Subsequent Events (Details) - USD ($) shares in Millions	1 Months Ended						9 Months Ended
	Dec. 15, 2021	Nov. 29, 2021	Nov. 19, 2021	Nov. 15, 2021	Mar. 31, 2021	Mar. 19, 2021	Sep. 30, 2021	Jun. 30, 2021	Feb. 24, 2021
Subsequent Events (Details) [Line Items]
Deferred Sponsor Shares Percentage							6.90%
Subscription investors							$ 25
Sponsor [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate loans									$ 2.9
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares)						2.0
Aggregate amount						$ 20,000,000
Loan received amount					$ 100,000
Loan forgiven amont					$ 300,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Loan received amount								$ 1,200,000
Class A [Member[ | Forecast [Member]
Subsequent Events (Details) [Line Items]
Stock issued during period	$ 30,000,000
Warrants issued during period	7,000,000
Warrants issued	$ 5,000,000
Bank Credit Agreement Due November102023 [Member] | Line of Credit [Member] | Secured Debt [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Required breach of covenant payment				$ 20,000,000
Bank Credit Agreement Due November102023 [Member] | Line of Credit [Member] | Forecast [Member] | Secured Debt [Member]
Subsequent Events (Details) [Line Items]
Required breach of covenant payment		$ 20,000,000
Bank Credit Agreement Due November102023 [Member] | Line of Credit [Member] | Line Of Credit Facility Deferred Periodic Payment Periods One Two Three And Four [Member] | Secured Debt [Member]
Subsequent Events (Details) [Line Items]
Deferred principal payments							$ 4,000,000
Bank Credit Agreement Due November102023 [Member] | Line of Credit [Member] | Line Of Credit Facility Deferred Periodic Payment Periods One Two Three And Four [Member] | Forecast [Member] | Secured Debt [Member]
Subsequent Events (Details) [Line Items]
Deferred principal payments			$ 4,000,000
Principal payment		$ 20,000,000